The New Germany Fund, Inc.

Schedule of Investments	as of March 31, 2021 (Unaudited)

	Shares	Value ($)
Germany 85.1%
Common Stocks 75.3%
Aerospace & Defense 1.0%
Hensoldt AG*	235,306	3,621,331

Airlines 1.2%
Deutsche Lufthansa AG (Registered)*	316,801	4,207,470

Auto Components 4.5%
Hella GmbH & Co. KGaA*	139,895	7,859,152
SAF-Holland SE*	548,422	7,989,149
		15,848,301
Automobiles 1.6%
Knaus Tabbert AG*	68,608	5,496,966

Banks 0.3%
Commerzbank AG*	169,035	1,038,188

Biotechnology 0.6%
MorphoSys AG*	23,396	2,041,632

Building Products 1.8%
Steico SE	72,243	6,416,253

Capital Markets 1.7%
flatexDEGIRO AG*	63,676	5,909,719

Chemicals 4.8%
Evonik Industries AG	54,531	1,932,141
LANXESS AG	56,631	4,182,082
Symrise AG ''A''	58,908	7,155,809
Wacker Chemie AG	23,955	3,415,072
		16,685,104
Diversified Financial Services 0.8%
Hypoport SE*	5,591	2,968,875

Diversified Telecommunication Services 0.4%
United Internet AG (Registered)	38,899	1,562,890

Electric Utilities 0.3%
Friedrich Vorwerk Group SE*	15,913	943,142

Electrical Equipment 1.7%
Nordex SE*	187,039	6,016,301

Food Products 1.6%
KWS Saat SE & Co. KGaA	63,223	5,474,022

Health Care Equipment & Supplies 1.5%
Siemens Healthineers AG 144A	93,118	5,054,050

Independent Power & Renewable Electricity Producers 2.2%
Encavis AG†	264,618	5,029,929
Uniper SE	74,037	2,685,901
		7,715,830

	Shares	Value ($)
Insurance 2.3%
Hannover Rueck SE	30,575	5,596,260
Talanx AG	56,243	2,389,246
		7,985,506
Interactive Media & Services 3.0%
New Work SE	11,854	3,084,627
Scout24 AG 144A	96,841	7,360,842
		10,445,469
Internet & Direct Marketing Retail 8.9%
HelloFresh SE*	230,672	17,235,184
Zalando SE 144A*	141,838	13,937,041
		31,172,225
IT Services 2.0%
Bechtle AG	11,772	2,211,376
CANCOM SE	71,376	4,120,513
GFT Technologies SE	27,761	515,948
Secunet Security Networks AG	801	255,015
		7,102,852
Life Sciences Tools & Services 1.3%
Evotec SE*	123,146	4,447,215

Machinery 8.1%
Deutz AG	1,171,121	8,764,056
GEA Group AG	50,000	2,052,963
JOST Werke AG 144A*	110,684	7,021,704
KION Group AG	43,346	4,287,707
Knorr-Bremse AG	25,090	3,136,807
Krones AG	14,332	1,165,137
Pfeiffer Vacuum Technology AG	4,322	787,010
Vossloh AG*	24,690	1,232,747
		28,448,131
Media 0.8%
ProSiebenSat.1 Media SE*	135,597	2,777,384

Metals & Mining 4.6%
thyssenkrupp AG*	1,202,327	16,081,241

Oil, Gas & Consumable Fuels 0.0%
VERBIO Vereinigte BioEnergie AG	2,864	123,482

Pharmaceuticals 0.9%
Dermapharm Holding SE	43,727	3,134,113

Professional Services 0.1%
Amadeus Fire AG*	3,336	489,108

Real Estate Management & Development 5.3%
Instone Real Estate Group AG 144A*	427,024	11,764,110
LEG Immobilien SE	31,617	4,166,032
PATRIZIA AG	70,026	1,776,957
TAG Immobilien AG	26,775	765,621
		18,472,720
Software 1.4%
TeamViewer AG 144A*	114,047	4,880,979

Specialty Retail 2.4%
Fielmann AG*	104,555	8,358,664

Textiles, Apparel & Luxury Goods 1.7%
Puma SE*	62,242	6,108,604

Thrifts & Mortgage Finance 0.3%
Deutsche Pfandbriefbank AG 144A*	95,270	1,110,278

	Shares	Value ($)
Trading Companies & Distributors 5.8%
Brenntag SE	238,411	20,390,206

Transportation Infrastructure 0.4%
Hamburger Hafen und Logistik AG	58,096	1,288,582
Total Common Stocks (Cost $155,042,175)		263,816,833

Preferred Stocks 9.8%
Automobiles 3.5%
Porsche Automobil Holding SE	117,062	12,434,960

Health Care Equipment & Supplies 2.6%
Sartorius AG	18,482	9,232,221

Machinery 3.1%
Jungheinrich AG	226,147	10,892,777

Road & Rail 0.6%
Sixt SE	25,708	2,008,417
Total Preferred Stocks (Cost $21,677,671)		34,568,375
Total Germany (Cost $176,719,846)		298,385,208

Netherlands 9.5%
Common Stocks
Aerospace & Defense 7.3%
Airbus SE*	226,024	25,634,555

Internet & Direct Marketing Retail 0.8%
Shop Apotheke Europe NV 144A*	12,972	2,834,548

Life Sciences Tools & Services 1.4%
QIAGEN NV*	97,773	4,740,426
Total Netherlands (Cost $11,801,164)		33,209,529

Luxembourg 3.3%
Common Stocks
Commercial Services & Supplies 1.8%
Befesa SA 144A	92,744	6,221,368

Internet & Direct Marketing Retail 0.4%
Global Fashion Group SA*	118,716	1,560,642

Machinery 0.2%
Stabilus SA	9,269	653,353

Real Estate Management & Development 0.9%
Aroundtown SA	462,624	3,298,988
Total Luxembourg (Cost $10,762,817)		11,734,351

France 0.4%
Common Stocks
Machinery 0.4%
Alstom SA* (Cost $1,552,796)	29,581	1,477,645

Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.01% (Cost $4,984,057) (a) (b)	4,984,057	4,984,057

Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 0.04% (Cost $7,161,384) (b)	7,161,384	7,161,384

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $212,982,064)	101.7	356,952,174
Other Assets and Liabilities, Net	(1.7)	(6,099,237)
Net Assets	100.0	350,852,937

 For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.01% (a) (b)
14,465,113	–	9,481,056(c)	–	–	10,748	–	4,984,057	4,984,057
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 0.04% (b)
4,571,092	40,719,025	38,128,733	–	–	455	–	7,161,384	7,161,384
19,036,205	40,719,025	47,609,789	–	–	11,203	–	12,145,441	12,145,441

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2021 amounted to $4,826,198, which is 1.4% of net assets.
(a)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.
144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Securities are listed in the country of domicile. For purposes of the Fund's investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund's Statement of Investment Objectives, Policies and Investment Restrictions.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)
Germany	$298,385,208	$—	$—	$298,385,208
Netherlands	33,209,529	—	—	33,209,529
Luxembourg	11,734,351	—	—	11,734,351
France	1,477,645	—	—	1,477,645
Short-Term Instruments (d)	12,145,441	—	—	12,145,441
Total	$356,952,174	$—	$—	$356,952,174

(d) See Schedule of Investments for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

NGF-PH1

R-080548-1 (1/23)